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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):                   [ ] is a restatement.
                                                      [ ] adds new holdings
                                                          entries.

Institutional Investment Manager Filing this Report:

Name:      Walter Capital Management LLP
Address:   63-64 New Broad Street
           London, EC2M 1JJ England

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Benjamin Parker
Title:            Authorized Person
Phone:            44 207 417-1003

Signature, Place, and Date of Signing:

  /s/ Benjamin Parker            London, England           February 15, 2005
---------------------          ------------------         --------------------
      [Signature]                [City, State]                    [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 2
                                                                ----------

Form 13F Information Table Entry Total:                            12*
                                                                ----------

Form 13F Information Table Value Total:                         $  17,469
                                                                ----------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number Name
     1             28-5608                        S.A.C. Capital Management, LLC
    ---            -------------
     2             28-4043                        S.A.C. Capital Advisors, LLC
    ---            -------------

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.


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

                      Title                                 Shares or         Investment                   Other   Voting
Name of Issuer        of Class   Cusip    USD_Value (x1000) Principal Amount  Discretion       Shares/PRN  Manager Authorized Shares
--------------        --------  --------  ----------------- ----------------  ---------------  ----------  ------- -----------------
MOBILE TELESYS ADR    Common   607409109                 91              670  Sole              Shares      1,2                 670
MOBILE TELESYS ADR    Common   607409109                181             1330  Shared-other      Shares      1,2                1330
FTSE/Xinhua China 50  Common  1730761756              4,253             4690  Sole              Shares      1,2                4690
FTSE/Xinhua China 50  Common  1730761756              8,442             9310  Shared-other      Shares      1,2                9310
K MART STK            Common   498780105                652             6700  Sole              Shares      1,2                6700
K MART STK            Common   498780105              1,295            13300  Shared-other      Shares      1,2               13300
YUKOY OIL             Common   98849W108                 20             6700  Sole              Shares      1,2                6700
YUKOY OIL             Common   98849W108                 39            13300  Shared-other      Shares      1,2               13300
INTL PAPER STK        Common   460146103                346             8375  Sole              Shares      1,2                8375
INTL PAPER STK        Common   460146103                687            16625  Shared-other      Shares      1,2               16625
DAEWOO SHIPBUILD STK  Common   Y1916Y117                490            33500  Sole              Shares      1,2               33500
DAEWOO SHIPBUILD STK  Common   Y1916Y117                973            66500  Shared-other      Shares      1,2               66500